UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21591

AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	04-30-2015

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
One ChoiceSM 2020 Portfolio
April 30, 2015

One Choice 2020 Portfolio - Schedule of Investments
APRIL 30, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 39.3%
NT Core Equity Plus Fund Institutional Class	3,401,143	49,656,685
NT Disciplined Growth Fund Institutional Class(2)	3,114,172	30,612,310
NT Equity Growth Fund Institutional Class	12,990,411	161,211,003
NT Growth Fund Institutional Class	5,764,027	86,518,045
NT Heritage Fund Institutional Class	3,654,194	50,756,760
NT Large Company Value Fund Institutional Class	12,861,379	159,995,550
NT Mid Cap Value Fund Institutional Class	6,693,319	85,339,822
NT Small Company Fund Institutional Class	2,818,847	28,244,850
		652,335,025
Domestic Fixed Income Funds — 31.9%
High-Yield Fund Institutional Class	10,369,924	61,701,050
Inflation-Adjusted Bond Fund Institutional Class	3,907,688	46,267,031
NT Diversified Bond Fund Institutional Class	31,401,959	344,479,495
Short Duration Inflation Protection Bond Fund Institutional Class	7,424,807	75,658,781
		528,106,357
International Fixed Income Funds — 11.0%
Global Bond Fund Institutional Class	10,671,238	105,965,393
International Bond Fund Institutional Class	5,947,964	75,955,494
		181,920,887
International Equity Funds — 10.1%
NT Emerging Markets Fund Institutional Class	1,471,647	17,012,239
NT Global Real Estate Fund Institutional Class(2)	2,065,831	20,513,698
NT International Growth Fund Institutional Class	6,755,201	77,482,158
NT International Small-Mid Cap Fund Institutional Class(2)	491,494	5,091,882
NT International Value Fund Institutional Class(2)	4,595,021	47,696,318
		167,796,295
Money Market Funds — 7.7%
Premium Money Market Fund Investor Class	127,161,470	127,161,470
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,491,573,808)		1,657,320,034
OTHER ASSETS AND LIABILITIES†		1,135
TOTAL NET ASSETS — 100.0%		$1,657,321,169

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,499,203,531
Gross tax appreciation of investments	$165,836,168
Gross tax depreciation of investments	(7,719,665)
Net tax appreciation (depreciation) of investments	$158,116,503

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the nine months ended April 30, 2015 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$40,177,487	$12,294,102	$706,664	$26,628	$4,760,203	$49,656,685
NT Disciplined Growth Fund(3)	—	31,116,572	—	—	—	30,612,310
NT Equity Growth Fund	128,117,838	42,084,943	5,035,021	(64,719)	14,792,623	161,211,003
NT Growth Fund	105,009,877	32,387,061	43,556,060	2,411,802	16,156,719	86,518,045
NT Heritage Fund	48,498,511	7,883,519	9,346,684	971,512	2,315,379	50,756,760
NT Large Company Value Fund	149,517,346	46,860,271	35,179,281	795,605	13,115,730	159,995,550
NT Mid Cap Value Fund	65,528,416	23,695,196	2,474,917	190,598	7,274,684	85,339,822
NT Small Company Fund	26,466,705	6,550,313	4,215,954	(86,361)	3,498,685	28,244,850
Real Estate Fund	17,329,947	2,786,286	14,453,607	8,366,886	297,871	—
High-Yield Fund	49,149,604	14,565,798	526,114	(20,749)	2,690,282	61,701,050
Inflation-Adjusted Bond Fund	40,427,949	7,664,574	1,424,491	(43,462)	323,658	46,267,031
NT Diversified Bond Fund	345,201,698	88,101,081	94,308,914	(376,939)	7,891,883	344,479,495
Short Duration Inflation Protection Bond Fund	58,114,015	18,793,498	28,429	(962)	627,075	75,658,781
Global Bond Fund	—	106,610,868	—	—	—	105,965,393
International Bond Fund	79,380,924	32,050,411	29,400,822	(3,993,484)	2,094,370	75,955,494
NT Emerging Markets Fund	15,298,669	2,569,158	1,644,442	159,559	31,091	17,012,239
NT Global Real Estate Fund(3)	—	20,659,576	—	—	—	20,513,698
NT International Growth Fund	78,592,061	23,926,303	25,094,943	(391,921)	3,283,408	77,482,158
NT International Small-Mid Cap Fund(3)	—	4,913,994	—	—	—	5,091,882
NT International Value Fund(3)	—	46,762,817	811,090	14,850	—	47,696,318
Premium Money Market Fund	98,236,472	28,938,534	13,536	—	8,167	127,161,470
	$1,345,047,519	$601,214,875	$268,220,969	$7,958,843	$79,161,828	$1,657,320,034

(1) Underlying fund investments represent Institutional Class, except Premium Money Market Fund Investor Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One ChoiceSM 2025 Portfolio
April 30, 2015

One Choice 2025 Portfolio - Schedule of Investments
APRIL 30, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 41.7%
NT Core Equity Plus Fund Institutional Class	5,210,648	76,075,466
NT Disciplined Growth Fund Institutional Class(2)	5,718,889	56,216,682
NT Equity Growth Fund Institutional Class	19,025,155	236,102,171
NT Growth Fund Institutional Class	10,010,642	150,259,735
NT Heritage Fund Institutional Class	7,353,284	102,137,117
NT Large Company Value Fund Institutional Class	19,899,717	247,552,484
NT Mid Cap Value Fund Institutional Class	11,754,183	149,865,829
NT Small Company Fund Institutional Class	4,299,497	43,080,962
		1,061,290,446
Domestic Fixed Income Funds — 30.4%
High-Yield Fund Institutional Class	15,015,380	89,341,510
Inflation-Adjusted Bond Fund Institutional Class	8,593,734	101,749,814
NT Diversified Bond Fund Institutional Class	45,962,369	504,207,184
Short Duration Inflation Protection Bond Fund Institutional Class	7,543,788	76,871,205
		772,169,713
International Equity Funds — 12.9%
NT Emerging Markets Fund Institutional Class	4,946,408	57,180,479
NT Global Real Estate Fund Institutional Class(2)	3,781,830	37,553,575
NT International Growth Fund Institutional Class	11,112,557	127,461,027
NT International Small-Mid Cap Fund Institutional Class(2)	1,532,792	15,879,728
NT International Value Fund Institutional Class(2)	8,619,956	89,475,144
		327,549,953
International Fixed Income Funds — 9.9%
Global Bond Fund Institutional Class	14,764,878	146,615,237
International Bond Fund Institutional Class	8,201,169	104,728,925
		251,344,162
Money Market Funds — 5.1%
Premium Money Market Fund Investor Class	131,051,570	131,051,570
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,194,631,385)		2,543,405,844
OTHER ASSETS AND LIABILITIES†		2,595
TOTAL NET ASSETS — 100.0%		$2,543,408,439

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,228,311,128
Gross tax appreciation of investments	$326,761,212
Gross tax depreciation of investments	(11,666,496)
Net tax appreciation (depreciation) of investments	$315,094,716

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the nine months ended April 30, 2015 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$64,788,224	$16,027,191	$1,302,338	$150,664	$7,555,370	$76,075,466
NT Disciplined Growth Fund(3)	—	57,141,739	—	—	—	56,216,682
NT Equity Growth Fund	198,686,047	53,313,136	9,666,593	267,412	22,236,416	236,102,171
NT Growth Fund	193,046,477	46,399,289	72,377,463	8,131,075	28,904,852	150,259,735
NT Heritage Fund	96,791,367	12,660,724	14,955,128	1,742,538	4,712,466	102,137,117
NT Large Company Value Fund	243,996,009	61,980,023	55,664,302	1,979,792	20,890,452	247,552,484
NT Mid Cap Value Fund	118,876,688	35,365,961	1,807,607	68,302	13,417,433	149,865,829
NT Small Company Fund	50,761,373	8,062,180	13,883,361	834,825	6,276,001	43,080,962
Real Estate Fund	33,383,373	2,165,169	21,075,487	19,625,310	566,671	—
High-Yield Fund	74,501,593	18,521,721	1,435,625	(54,725)	3,993,250	89,341,510
Inflation-Adjusted Bond Fund	89,337,982	14,945,664	1,654,352	(111,266)	730,357	101,749,814
NT Diversified Bond Fund	530,428,369	101,537,093	136,138,950	(577,133)	11,972,755	504,207,184
Short Duration Inflation Protection Bond Fund	60,015,491	18,126,166	—	—	649,524	76,871,205
NT Emerging Markets Fund	48,717,391	9,391,454	3,931,497	181,382	108,710	57,180,479
NT Global Real Estate Fund(3)	—	38,025,167	204,040	(204)	—	37,553,575
NT International Growth Fund	147,439,152	31,257,400	49,082,914	939,534	6,106,240	127,461,027
NT International Small-Mid Cap Fund(3)	—	15,326,100	—	—	—	15,879,728
NT International Value Fund(3)	—	87,602,814	1,399,735	18,739	—	89,475,144
Global Bond Fund	—	147,665,238	158,883	—	—	146,615,237
International Bond Fund	102,694,541	39,926,415	28,911,970	(3,870,024)	2,714,019	104,728,925
Premium Money Market Fund	108,837,240	22,542,655	328,325	—	8,608	131,051,570
	$2,162,301,317	$837,983,299	$413,978,570	$29,326,221	$130,843,124	$2,543,405,844

(1) Underlying fund investments represent Institutional Class, except Premium Money Market Fund Investor Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One ChoiceSM 2030 Portfolio
April 30, 2015

One Choice 2030 Portfolio - Schedule of Investments
APRIL 30, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 45.0%
NT Core Equity Plus Fund Institutional Class	3,588,699	52,395,008
NT Disciplined Growth Fund Institutional Class(2)	4,349,873	42,759,252
NT Equity Growth Fund Institutional Class	12,293,900	152,567,295
NT Growth Fund Institutional Class	7,878,207	118,251,888
NT Heritage Fund Institutional Class	5,147,500	71,498,770
NT Large Company Value Fund Institutional Class	13,609,436	169,301,388
NT Mid Cap Value Fund Institutional Class	7,717,445	98,397,418
NT Small Company Fund Institutional Class	3,898,258	39,060,547
		744,231,566
Domestic Fixed Income Funds — 27.2%
High-Yield Fund Institutional Class	8,874,807	52,805,103
Inflation-Adjusted Bond Fund Institutional Class	6,759,523	80,032,755
NT Diversified Bond Fund Institutional Class	26,599,141	291,792,580
Short Duration Inflation Protection Bond Fund Institutional Class	2,485,297	25,325,176
		449,955,614
International Equity Funds — 15.5%
NT Emerging Markets Fund Institutional Class	4,044,071	46,749,455
NT Global Real Estate Fund Institutional Class(2)	2,882,511	28,623,332
NT International Growth Fund Institutional Class	8,480,904	97,275,965
NT International Small-Mid Cap Fund Institutional Class(2)	1,516,650	15,712,490
NT International Value Fund Institutional Class(2)	6,655,674	69,085,891
		257,447,133
International Fixed Income Funds — 7.3%
Global Bond Fund Institutional Class	8,589,745	85,296,169
International Bond Fund Institutional Class	2,772,382	35,403,312
		120,699,481
Money Market Funds — 5.0%
Premium Money Market Fund Investor Class	83,219,368	83,219,368
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,477,271,058)		1,655,553,162
OTHER ASSETS AND LIABILITIES†		1,783
TOTAL NET ASSETS — 100.0%		$1,655,554,945

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,484,476,778
Gross tax appreciation of investments	$177,095,830
Gross tax depreciation of investments	(6,019,446)
Net tax appreciation (depreciation) of investments	$171,076,384

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the nine months ended April 30, 2015 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$42,740,078	$13,628,777	$1,759,582	$(62,286)	$5,120,225	$52,395,008
NT Disciplined Growth Fund(3)	—	43,459,916	—	—	—	42,759,252
NT Equity Growth Fund	121,713,108	38,131,185	3,474,483	(81,372)	13,951,313	152,567,295
NT Growth Fund	141,632,611	42,584,739	56,569,220	2,638,567	21,826,739	118,251,888
NT Heritage Fund	65,961,559	11,850,129	12,142,137	729,885	3,287,868	71,498,770
NT Large Company Value Fund	156,423,602	45,951,121	31,923,015	663,382	13,642,671	169,301,388
NT Mid Cap Value Fund	69,560,002	31,570,369	1,154,856	10,806	8,007,229	98,397,418
NT Small Company Fund	44,093,587	9,844,934	13,994,875	18,752	5,705,132	39,060,547
Real Estate Fund	23,797,679	3,105,717	20,006,977	10,659,491	413,150	—
High-Yield Fund	41,126,774	13,630,121	689,333	(19,319)	2,259,722	52,805,103
Inflation-Adjusted Bond Fund	66,134,501	15,902,951	1,492,376	(169,892)	550,021	80,032,755
NT Diversified Bond Fund	293,062,384	79,366,902	85,375,398	(380,870)	6,756,580	291,792,580
Short Duration Inflation Protection Bond Fund	17,700,128	8,013,192	17,818	(119)	200,065	25,325,176
NT Emerging Markets Fund	36,675,822	9,713,837	2,206,495	76,725	86,037	46,749,455
NT Global Real Estate Fund(3)	—	28,858,006	31,267	(31)	—	28,623,332
NT International Growth Fund	110,306,314	31,761,904	44,755,017	(783,205)	4,685,139	97,275,965
NT International Small-Mid Cap Fund(3)	—	15,163,780	—	—	—	15,712,490
NT International Value Fund(3)	—	67,154,955	594,410	2,943	—	69,085,891
Global Bond Fund	—	85,815,932	—	—	—	85,296,169
International Bond Fund	29,946,471	15,865,728	7,444,573	(893,293)	820,724	35,403,312
Premium Money Market Fund	67,117,954	16,813,232	711,818	—	5,403	83,219,368
	$1,327,992,574	$628,187,427	$284,343,650	$12,410,164	$87,318,018	$1,655,553,162

(1) Underlying fund investments represent Institutional Class, except Premium Money Market Fund Investor Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One ChoiceSM 2035 Portfolio
April 30, 2015

One Choice 2035 Portfolio - Schedule of Investments
APRIL 30, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 48.7%
NT Core Equity Plus Fund Institutional Class	4,474,393	65,326,137
NT Disciplined Growth Fund Institutional Class(2)	6,061,179	59,581,394
NT Equity Growth Fund Institutional Class	15,001,405	186,167,435
NT Growth Fund Institutional Class	11,826,121	177,510,075
NT Heritage Fund Institutional Class	6,763,369	93,943,189
NT Large Company Value Fund Institutional Class	17,327,522	215,554,375
NT Mid Cap Value Fund Institutional Class	9,419,709	120,101,292
NT Small Company Fund Institutional Class	6,228,482	62,409,388
		980,593,285
Domestic Fixed Income Funds — 23.8%
High-Yield Fund Institutional Class	9,624,505	57,265,805
Inflation-Adjusted Bond Fund Institutional Class	9,210,279	109,049,706
NT Diversified Bond Fund Institutional Class	28,116,593	308,439,029
Short Duration Inflation Protection Bond Fund Institutional Class	508,941	5,186,106
		479,940,646
International Equity Funds — 17.8%
NT Emerging Markets Fund Institutional Class	5,691,416	65,792,765
NT Global Real Estate Fund Institutional Class(2)	4,023,274	39,951,108
NT International Growth Fund Institutional Class	11,464,111	131,493,352
NT International Small-Mid Cap Fund Institutional Class(2)	2,468,580	25,574,490
NT International Value Fund Institutional Class(2)	9,251,027	96,025,663
		358,837,378
Money Market Funds — 5.1%
Premium Money Market Fund Investor Class	101,522,003	101,522,003
International Fixed Income Funds — 4.6%
Global Bond Fund Institutional Class	9,196,501	91,321,257
International Bond Fund Institutional Class	158,577	2,025,028
		93,346,285
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,725,317,128)		2,014,239,597
OTHER ASSETS AND LIABILITIES†		4,851
TOTAL NET ASSETS — 100.0%		$2,014,244,448

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,746,351,964
Gross tax appreciation of investments	$271,951,204
Gross tax depreciation of investments	(4,063,571)
Net tax appreciation (depreciation) of investments	$267,887,633

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the nine months ended April 30, 2015 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$54,745,212	$14,119,513	$663,650	$1,604	$6,426,849	$65,326,137
NT Disciplined Growth Fund(3)	—	60,567,893	—	—	—	59,581,394
NT Equity Growth Fund	157,669,676	39,693,588	6,198,978	210,181	17,478,131	186,167,435
NT Growth Fund	212,029,145	55,201,180	74,691,814	4,799,792	32,527,457	177,510,075
NT Heritage Fund	90,400,282	10,472,199	13,953,171	1,636,567	4,312,541	93,943,189
NT Large Company Value Fund	211,996,402	52,422,087	46,609,367	1,382,250	18,237,913	215,554,375
NT Mid Cap Value Fund	90,912,502	33,707,614	2,393,613	203,336	10,060,934	120,101,292
NT Small Company Fund	70,704,075	16,995,690	23,325,423	547,769	9,312,575	62,409,388
Real Estate Fund	34,358,220	3,463,476	25,158,358	18,035,966	593,320	—
High-Yield Fund	46,363,256	13,500,984	1,206,794	(50,047)	2,504,405	57,265,805
Inflation-Adjusted Bond Fund	92,478,146	19,878,983	2,607,265	(278,288)	765,988	109,049,706
NT Diversified Bond Fund	329,838,678	76,211,052	102,713,400	(190,278)	7,500,579	308,439,029
Short Duration Inflation Protection Bond Fund	1,250,774	3,973,225	—	—	34,382	5,186,106
NT Emerging Markets Fund	56,940,822	11,230,917	5,746,462	339,532	125,272	65,792,765
NT Global Real Estate Fund(3)	—	40,604,479	369,422	(370)	—	39,951,108
NT International Growth Fund	159,954,360	38,763,057	65,171,786	525,547	6,747,573	131,493,352
NT International Small-Mid Cap Fund(3)	—	24,739,787	56,677	(284)	—	25,574,490
NT International Value Fund(3)	—	94,850,125	2,337,498	39,979	—	96,025,663
Premium Money Market Fund	81,257,635	21,703,702	1,439,334	—	6,662	101,522,003
Global Bond Fund	—	91,922,623	44,942	—	—	91,321,257
International Bond Fund	—	1,966,396	—	—	—	2,025,028
	$1,690,899,185	$725,988,570	$374,687,954	$27,203,256	$116,634,581	$2,014,239,597

(1) Underlying fund investments represent Institutional Class, except Premium Money Market Fund Investor Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One ChoiceSM 2040 Portfolio
April 30, 2015

One Choice 2040 Portfolio - Schedule of Investments
APRIL 30, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 53.1%
NT Core Equity Plus Fund Institutional Class	2,953,007	43,113,903
NT Disciplined Growth Fund Institutional Class(2)	3,888,742	38,226,337
NT Equity Growth Fund Institutional Class	9,867,096	122,450,657
NT Growth Fund Institutional Class	7,930,884	119,042,574
NT Heritage Fund Institutional Class	4,951,075	68,770,435
NT Large Company Value Fund Institutional Class	11,891,507	147,930,348
NT Mid Cap Value Fund Institutional Class	6,172,721	78,702,187
NT Small Company Fund Institutional Class	3,767,679	37,752,142
		655,988,583
Domestic Fixed Income Funds — 20.2%
High-Yield Fund Institutional Class	5,018,061	29,857,464
Inflation-Adjusted Bond Fund Institutional Class	5,074,773	60,085,312
NT Diversified Bond Fund Institutional Class	14,614,616	160,322,340
		250,265,116
International Equity Funds — 20.0%
NT Emerging Markets Fund Institutional Class	4,701,960	54,354,660
NT Global Real Estate Fund Institutional Class(2)	2,776,606	27,571,701
NT International Growth Fund Institutional Class	7,255,316	83,218,471
NT International Small-Mid Cap Fund Institutional Class(2)	1,884,563	19,524,075
NT International Value Fund Institutional Class(2)	5,975,360	62,024,240
		246,693,147
International Fixed Income Funds — 4.1%
Global Bond Fund Institutional Class	5,152,468	51,164,007
Money Market Funds — 2.6%
Premium Money Market Fund Investor Class	32,572,051	32,572,051
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,099,023,501)		1,236,682,904
OTHER ASSETS AND LIABILITIES†		(31,608)
TOTAL NET ASSETS — 100.0%		$1,236,651,296

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,102,793,822
Gross tax appreciation of investments	$137,336,916
Gross tax depreciation of investments	(3,447,834)
Net tax appreciation (depreciation) of investments	$133,889,082

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the nine months ended April 30, 2015 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$33,643,317	$11,376,828	$6,539	$(42)	$4,133,621	$43,113,903
NT Disciplined Growth Fund(3)	—	38,857,885	—	—	—	38,226,337
NT Equity Growth Fund	97,204,560	30,015,653	1,638,739	(67,908)	11,279,842	122,450,657
NT Growth Fund	130,636,594	42,738,129	47,246,808	333,873	20,978,989	119,042,574
NT Heritage Fund	61,209,041	10,384,877	8,579,717	345,512	3,065,528	68,770,435
NT Large Company Value Fund	130,440,902	40,508,371	22,457,097	(5,085)	11,744,733	147,930,348
NT Mid Cap Value Fund	61,554,660	18,823,981	281,384	(954)	7,146,608	78,702,187
NT Small Company Fund	39,601,289	11,197,845	12,460,080	(337,481)	5,431,127	37,752,142
Real Estate Fund	22,064,852	2,999,125	19,615,798	9,022,288	396,220	—
High-Yield Fund	22,787,989	7,816,507	—	—	1,280,574	29,857,464
Inflation-Adjusted Bond Fund	45,977,800	14,925,824	376,698	(40,727)	407,320	60,085,312
NT Diversified Bond Fund	161,778,774	54,064,796	58,181,907	(174,449)	3,844,092	160,322,340
NT Emerging Markets Fund	40,912,527	11,939,660	1,509,311	18,998	100,071	54,354,660
NT Global Real Estate Fund(3)	—	27,768,322	—	—	—	27,571,701
NT International Growth Fund	94,874,313	29,722,448	41,608,268	(1,021,771)	4,129,367	83,218,471
NT International Small-Mid Cap Fund(3)	—	18,843,177	—	—	—	19,524,075
NT International Value Fund(3)	—	60,137,084	380,863	1,891	—	62,024,240
Global Bond Fund	—	51,475,830	—	—	—	51,164,007
Premium Money Market Fund	21,824,390	10,747,661	—	—	1,971	32,572,051
	$964,511,008	$494,344,003	$214,343,209	$8,074,145	$73,940,063	$1,236,682,904

(1) Underlying fund investments represent Institutional Class, except Premium Money Market Fund Investor Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One ChoiceSM 2045 Portfolio
April 30, 2015

One Choice 2045 Portfolio - Schedule of Investments
APRIL 30, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 57.6%
NT Core Equity Plus Fund Institutional Class	4,110,368	60,011,370
NT Disciplined Growth Fund Institutional Class(2)	4,714,709	46,345,586
NT Equity Growth Fund Institutional Class	11,894,755	147,613,910
NT Growth Fund Institutional Class	9,981,966	149,829,313
NT Heritage Fund Institutional Class	6,704,471	93,125,100
NT Large Company Value Fund Institutional Class	15,245,754	189,657,184
NT Mid Cap Value Fund Institutional Class	7,960,545	101,496,943
NT Small Company Fund Institutional Class	4,161,531	41,698,543
		829,777,949
International Equity Funds — 21.9%
NT Emerging Markets Fund Institutional Class	6,580,568	76,071,361
NT Global Real Estate Fund Institutional Class(2)	3,579,361	35,543,055
NT International Growth Fund Institutional Class	8,813,322	101,088,801
NT International Small-Mid Cap Fund Institutional Class(2)	2,638,801	27,337,977
NT International Value Fund Institutional Class(2)	7,201,396	74,750,489
		314,791,683
Domestic Fixed Income Funds — 16.6%
High-Yield Fund Institutional Class	4,864,453	28,943,493
Inflation-Adjusted Bond Fund Institutional Class	4,935,130	58,431,941
NT Diversified Bond Fund Institutional Class	13,813,695	151,536,236
		238,911,670
International Fixed Income Funds — 3.8%
Global Bond Fund Institutional Class	5,466,222	54,279,587
Money Market Funds — 0.1%
Premium Money Market Fund Investor Class	1,832,136	1,832,136
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,229,665,681)		1,439,593,025
OTHER ASSETS AND LIABILITIES†		8,074
TOTAL NET ASSETS — 100.0%		$1,439,601,099

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,245,099,764
Gross tax appreciation of investments	$197,719,125
Gross tax depreciation of investments	(3,225,864)
Net tax appreciation (depreciation) of investments	$194,493,261

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the nine months ended April 30, 2015 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$52,748,164	$12,479,692	$2,411,236	$160,507	$6,044,057	$60,011,370
NT Disciplined Growth Fund(3)	—	47,120,067	—	—	—	46,345,586
NT Equity Growth Fund	123,952,889	30,823,136	3,185,552	(15,264)	13,911,050	147,613,910
NT Growth Fund	174,316,985	46,292,324	59,861,059	1,976,114	27,148,960	149,829,313
NT Heritage Fund	87,164,243	11,143,605	12,791,743	858,079	4,269,138	93,125,100
NT Large Company Value Fund	174,412,519	46,531,758	30,234,874	27,847	15,196,018	189,657,184
NT Mid Cap Value Fund	87,664,011	19,602,288	3,905,681	(83,580)	9,981,177	101,496,943
NT Small Company Fund	47,776,691	10,476,699	15,410,845	89,768	6,303,286	41,698,543
Real Estate Fund	30,575,161	4,092,320	24,900,052	14,570,271	532,164	—
NT Emerging Markets Fund	63,250,343	15,165,846	6,387,297	190,546	144,929	76,071,361
NT Global Real Estate Fund(3)	—	36,090,268	294,569	(295)	—	35,543,055
NT International Growth Fund	123,813,510	27,904,413	50,164,001	(828,671)	5,196,004	101,088,801
NT International Small-Mid Cap Fund(3)	—	26,440,686	54,884	(274)	—	27,337,977
NT International Value Fund(3)	—	73,278,514	1,262,655	15,254	—	74,750,489
High-Yield Fund	24,118,993	6,170,027	606,324	(26,556)	1,285,391	28,943,493
Inflation-Adjusted Bond Fund	48,498,016	11,551,000	1,218,168	(125,639)	409,940	58,431,941
NT Diversified Bond Fund	170,288,678	42,126,580	63,451,860	(36,167)	3,835,145	151,536,236
Global Bond Fund	—	54,696,311	87,015	—	—	54,279,587
Premium Money Market Fund	—	1,832,136	—	—	21	1,832,136
	$1,208,580,203	$523,817,670	$276,227,815	$16,771,940	$94,257,280	$1,439,593,025

(1) Underlying fund investments represent Institutional Class, except Premium Money Market Fund Investor Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One ChoiceSM 2050 Portfolio
April 30, 2015

One Choice 2050 Portfolio - Schedule of Investments
APRIL 30, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 58.9%
NT Core Equity Plus Fund Institutional Class	2,155,590	31,471,609
NT Disciplined Growth Fund Institutional Class(2)	2,382,433	23,419,313
NT Equity Growth Fund Institutional Class	5,790,745	71,863,144
NT Growth Fund Institutional Class	4,948,737	74,280,548
NT Heritage Fund Institutional Class	3,282,611	45,595,463
NT Large Company Value Fund Institutional Class	7,766,789	96,618,858
NT Mid Cap Value Fund Institutional Class	3,746,142	47,763,306
NT Small Company Fund Institutional Class	2,329,751	23,344,103
		414,356,344
International Equity Funds — 23.2%
NT Emerging Markets Fund Institutional Class	3,760,311	43,469,200
NT Global Real Estate Fund Institutional Class(2)	1,926,454	19,129,689
NT International Growth Fund Institutional Class	4,112,399	47,169,220
NT International Small-Mid Cap Fund Institutional Class(2)	1,502,998	15,571,055
NT International Value Fund Institutional Class(2)	3,644,187	37,826,657
		163,165,821
Domestic Fixed Income Funds — 14.5%
High-Yield Fund Institutional Class	2,076,240	12,353,630
Inflation-Adjusted Bond Fund Institutional Class	2,104,109	24,912,645
NT Diversified Bond Fund Institutional Class	5,940,147	65,163,409
		102,429,684
International Fixed Income Funds — 3.4%
Global Bond Fund Institutional Class	2,405,235	23,883,982
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $630,521,084)		703,835,831
OTHER ASSETS AND LIABILITIES†		2,136
TOTAL NET ASSETS — 100.0%		$703,837,967

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$633,082,261
Gross tax appreciation of investments	$72,507,085
Gross tax depreciation of investments	(1,735,515)
Net tax appreciation (depreciation) of investments	$70,771,570

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the nine months ended April 30, 2015 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$23,798,903	$9,410,626	$351,601	$(10,035)	$2,994,541	$31,471,609
NT Disciplined Growth Fund(3)	—	23,807,006	—	—	—	23,419,313
NT Equity Growth Fund	54,182,084	20,782,683	1,213,890	(51,425)	6,506,935	71,863,144
NT Growth Fund	78,113,200	29,946,356	29,981,715	(517,634)	12,899,629	74,280,548
NT Heritage Fund	38,453,694	8,996,868	5,614,873	169,934	2,006,036	45,595,463
NT Large Company Value Fund	79,436,310	28,950,079	11,485,334	(240,290)	7,333,263	96,618,858
NT Mid Cap Value Fund	38,676,937	13,429,315	3,535,764	(161,035)	4,664,808	47,763,306
NT Small Company Fund	24,383,176	7,070,203	7,703,600	(172,680)	3,323,415	23,344,103
Real Estate Fund	14,865,267	3,631,622	15,442,625	5,510,627	271,705	—
NT Emerging Markets Fund	32,593,074	10,827,814	2,389,674	(13,973)	79,989	43,469,200
NT Global Real Estate Fund(3)	—	19,265,910	—	—	—	19,129,689
NT International Growth Fund	52,976,278	19,333,395	25,403,345	(737,349)	2,378,633	47,169,220
NT International Small-Mid Cap Fund(3)	—	15,028,049	—	—	—	15,571,055
NT International Value Fund(3)	—	36,516,342	73,190	878	—	37,826,657
High-Yield Fund	9,279,822	3,435,281	51,858	(1,702)	526,436	12,353,630
Inflation-Adjusted Bond Fund	18,644,842	6,672,230	240,517	(26,838)	167,170	24,912,645
NT Diversified Bond Fund	66,515,538	24,151,093	26,589,982	(41,189)	1,595,130	65,163,409
Global Bond Fund	—	24,029,119	—	—	—	23,883,982
	$531,919,125	$305,283,991	$130,077,968	$3,707,289	$44,747,690	$703,835,831

(1) Underlying fund investments represent Institutional Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One ChoiceSM 2055 Portfolio
April 30, 2015

One Choice 2055 Portfolio - Schedule of Investments
APRIL 30, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 61.2%
NT Core Equity Plus Fund Institutional Class	641,340	9,363,569
NT Disciplined Growth Fund Institutional Class(2)	737,281	7,247,469
NT Equity Growth Fund Institutional Class	1,805,530	22,406,624
NT Growth Fund Institutional Class	1,523,682	22,870,460
NT Heritage Fund Institutional Class	1,011,527	14,050,105
NT Large Company Value Fund Institutional Class	2,403,052	29,893,962
NT Mid Cap Value Fund Institutional Class	1,105,912	14,100,374
NT Small Company Fund Institutional Class	805,067	8,066,776
		127,999,339
International Equity Funds — 23.7%
NT Emerging Markets Fund Institutional Class	1,190,107	13,757,635
NT Global Real Estate Fund Institutional Class(2)	627,336	6,229,450
NT International Growth Fund Institutional Class	1,104,118	12,664,228
NT International Small-Mid Cap Fund Institutional Class(2)	509,701	5,280,500
NT International Value Fund Institutional Class(2)	1,116,444	11,588,688
		49,520,501
Domestic Fixed Income Funds — 12.1%
High-Yield Fund Institutional Class	529,689	3,151,650
Inflation-Adjusted Bond Fund Institutional Class	532,582	6,305,767
NT Diversified Bond Fund Institutional Class	1,452,306	15,931,802
		25,389,219
International Fixed Income Funds — 3.0%
Global Bond Fund Institutional Class	636,854	6,323,964
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $199,015,671)		209,233,023
OTHER ASSETS AND LIABILITIES†		1,000
TOTAL NET ASSETS — 100.0%		$209,234,023

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$199,846,639
Gross tax appreciation of investments	$9,762,687
Gross tax depreciation of investments	(376,303)
Net tax appreciation (depreciation) of investments	$9,386,384

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the nine months ended April 30, 2015 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$5,506,746	$4,403,893	$188,450	$(2,018)	$743,178	$9,363,569
NT Disciplined Growth Fund(3)	—	7,363,234	—	—	—	7,247,469
NT Equity Growth Fund	13,144,513	10,272,028	486,997	(4,281)	1,704,657	22,406,624
NT Growth Fund	18,642,499	14,179,509	9,200,042	(432,338)	3,372,023	22,870,460
NT Heritage Fund	9,191,468	5,536,618	1,679,863	19,596	521,877	14,050,105
NT Large Company Value Fund	18,944,338	14,182,722	3,216,609	(115,593)	1,884,562	29,893,962
NT Mid Cap Value Fund	9,212,874	6,830,196	1,766,164	(76,064)	1,195,312	14,100,374
NT Small Company Fund	6,080,855	4,439,166	2,381,392	(92,497)	912,486	8,066,776
Real Estate Fund	3,680,880	2,000,611	5,277,533	1,062,862	74,157	—
NT Emerging Markets Fund	7,955,213	5,592,207	643,231	(19,586)	24,512	13,757,635
NT Global Real Estate Fund(3)	—	6,275,514	—	—	—	6,229,450
NT International Growth Fund	11,659,646	8,444,795	7,718,401	(302,648)	567,792	12,664,228
NT International Small-Mid Cap Fund(3)	—	5,100,623	—	—	—	5,280,500
NT International Value Fund(3)	—	11,172,459	—	—	—	11,588,688
High-Yield Fund	1,856,771	1,411,532	54,416	(892)	116,690	3,151,650
Inflation-Adjusted Bond Fund	3,738,921	2,778,095	202,312	(19,354)	36,612	6,305,767
NT Diversified Bond Fund	13,103,228	9,325,070	6,710,891	2,222	340,949	15,931,802
Global Bond Fund	—	6,362,632	—	—	—	6,323,964
	$122,717,952	$125,670,904	$39,526,301	$19,409	$11,494,807	$209,233,023

(1) Underlying fund investments represent Institutional Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One ChoiceSM In Retirement Portfolio
April 30, 2015

One Choice In Retirement Portfolio - Schedule of Investments
APRIL 30, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 37.0%
NT Core Equity Plus Fund Institutional Class	4,053,209	59,176,848
NT Disciplined Growth Fund Institutional Class(2)	3,008,653	29,575,056
NT Equity Growth Fund Institutional Class	15,859,171	196,812,310
NT Growth Fund Institutional Class	5,818,850	87,340,933
NT Heritage Fund Institutional Class	3,150,235	43,756,770
NT Large Company Value Fund Institutional Class	15,063,097	187,384,923
NT Mid Cap Value Fund Institutional Class	6,936,320	88,438,084
NT Small Company Fund Institutional Class	3,828,017	38,356,735
		730,841,659
Domestic Fixed Income Funds — 33.1%
High-Yield Fund Institutional Class	12,730,275	75,745,135
Inflation-Adjusted Bond Fund Institutional Class	2,511,453	29,735,600
NT Diversified Bond Fund Institutional Class	39,050,948	428,388,904
Short Duration Inflation Protection Bond Fund Institutional Class	11,913,455	121,398,105
		655,267,744
International Fixed Income Funds — 12.0%
Global Bond Fund Institutional Class	13,932,210	138,346,846
International Bond Fund Institutional Class	7,816,995	99,823,025
		238,169,871
Money Market Funds — 10.1%
Premium Money Market Fund Investor Class	199,123,127	199,123,127
International Equity Funds — 7.8%
NT Global Real Estate Fund Institutional Class(2)	1,987,476	19,735,640
NT International Growth Fund Institutional Class	7,755,277	88,953,026
NT International Value Fund Institutional Class(2)	4,312,373	44,762,427
		153,451,093
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,782,489,273)		1,976,853,494
OTHER ASSETS AND LIABILITIES†		5,368
TOTAL NET ASSETS — 100.0%		$1,976,858,862

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,797,660,137
Gross tax appreciation of investments	$191,591,274
Gross tax depreciation of investments	(12,397,917)
Net tax appreciation (depreciation) of investments	$179,193,357

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the nine months ended April 30, 2015 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value(4)
NT Core Equity Plus Fund	$18,748,506	$11,755,070	$1,567,907	$(8,553)	$2,246,776	$59,176,848
NT Disciplined Growth Fund(3)	—	14,549,364	301,365	(1,999)	—	29,575,056
NT Equity Growth Fund	61,996,124	40,573,886	8,572,306	(41,111)	7,154,517	196,812,310
NT Growth Fund	40,407,511	22,614,411	19,416,548	632,145	6,382,966	87,340,933
NT Heritage Fund	15,558,098	6,977,642	3,396,986	247,387	776,222	43,756,770
NT Large Company Value Fund	68,182,408	41,749,732	21,464,533	96,925	6,064,500	187,384,923
NT Mid Cap Value Fund	24,995,101	19,138,258	1,681,149	(25,049)	2,899,955	88,438,084
NT Small Company Fund	12,384,609	6,621,585	647,175	(28,652)	1,658,801	38,356,735
Real Estate Fund	6,333,427	936,236	4,513,496	3,770,173	112,036	—
High-Yield Fund	24,038,749	13,196,373	242,168	(9,011)	1,711,109	75,745,135
Inflation-Adjusted Bond Fund	9,514,071	4,867,363	70,146	516	80,193	29,735,600
NT Diversified Bond Fund	168,937,152	79,614,069	44,594,520	(13,366)	4,800,579	428,388,904
Short Duration Inflation Protection Bond Fund	38,843,486	20,038,868	221,039	(1,584)	399,910	121,398,105
Global Bond Fund	—	66,896,976	105,879	(106)	—	138,346,846
International Bond Fund	44,288,846	26,259,032	19,840,113	(2,441,929)	1,147,583	99,823,025
Premium Money Market Fund	63,596,470	32,742,376	532,582	—	7,164	199,123,127
NT Global Real Estate Fund(3)	—	9,667,532	41,093	(323)	—	19,735,640
NT International Growth Fund	31,157,092	21,729,273	8,590,136	(191,752)	1,343,287	88,953,026
NT International Value Fund(3)	—	19,239,500	1,297,921	10,232	—	44,762,427
	$628,981,650	$459,167,546	$137,097,062	$1,993,943	$36,785,598	$1,976,853,494

(1) Underlying fund investments represent Institutional Class, except Premium Money Market Fund Investor Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Non-income producing.
(4) Ending value may include underlying fund investments transferred from One ChoiceSM 2015 Portfolio to One Choice In Retirement Portfolio as a result of a plan of reorganization.  The plan of reorganization was effective at the close of the NYSE on March 27, 2015.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice Portfolio®: Aggressive
April 30, 2015

One Choice Portfolio: Aggressive - Schedule of Investments
APRIL 30, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 54.1%
Core Equity Plus Fund Investor Class	3,593,716	50,383,897
Equity Growth Fund Investor Class	3,662,655	112,883,022
Growth Fund Investor Class	4,609,863	135,898,769
Heritage Fund Investor Class	3,673,557	91,949,127
Large Company Value Fund Investor Class	11,105,562	101,393,777
Mid Cap Value Fund Investor Class	3,877,741	64,409,279
NT Disciplined Growth Fund Investor Class(2)	3,394,728	33,336,232
Small Company Fund Investor Class	1,833,021	24,819,101
		615,073,204
International Equity Funds — 26.7%
Emerging Markets Fund Investor Class	8,305,394	79,980,944
International Growth Fund Investor Class	7,486,829	96,430,358
NT Global Real Estate Fund(2)	3,394,728	33,709,652
NT International Small-Mid Cap Fund Investor Class(2)	2,263,152	23,446,257
NT International Value Fund Investor Class(2)	6,695,479	69,499,077
		303,066,288
Domestic Fixed Income Funds — 16.0%
Diversified Bond Fund Investor Class	6,185,535	67,793,460
High-Yield Fund Investor Class	11,603,869	69,043,018
Inflation-Adjusted Bond Fund Investor Class	3,848,898	45,570,956
		182,407,434
International Fixed Income Funds — 3.0%
Global Bond Fund Investor Class	3,401,531	33,709,176
Money Market Funds — 0.2%
Prime Money Market Fund Investor Class	2,828,987	2,828,987
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $927,476,329)		1,137,085,089
OTHER ASSETS AND LIABILITIES†		259
TOTAL NET ASSETS — 100.0%		$1,137,085,348

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$955,109,370
Gross tax appreciation of investments	$184,459,681
Gross tax depreciation of investments	(2,483,962)
Net tax appreciation (depreciation) of investments	$181,975,719

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the nine months ended April 30, 2015 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
Core Equity Plus Fund	$47,297,592	$8,287,794	$2,126,701	$215,521	$5,859,321	$50,383,897
Equity Growth Fund	104,297,632	17,667,051	4,467,856	323,303	12,308,862	112,883,022
Growth Fund	165,392,952	39,924,317	50,197,222	1,107,684	35,411,148	135,898,769
Heritage Fund	142,204,401	26,156,550	67,386,115	8,923,012	21,549,627	91,949,127
Large Company Value Fund	78,554,335	20,824,252	3,026,036	274,371	655,572	101,393,777
Mid Cap Value Fund	49,857,115	18,307,338	2,801,677	147,220	5,063,235	64,409,279
NT Disciplined Growth Fund(3)	—	33,947,284	—	—	—	33,336,232
Small Company Fund	24,963,171	98,737	2,095,285	348,243	18,886	24,819,101
Real Estate Fund	22,248,520	445,122	13,345,290	12,503,472	331,492	—
Emerging Markets Fund	68,801,045	9,777,824	2,843,698	116,886	52,303	79,980,944
International Growth Fund	124,214,250	26,908,515	49,047,841	516,032	8,886,768	96,430,358
NT Global Real Estate Fund(3)	—	33,947,284	—	—	—	33,709,652
NT International Small-Mid Cap Fund(3)	—	22,631,522	—	—	—	23,446,257
NT International Value Fund(3)	—	67,894,567	939,772	24,278	—	69,499,077
Diversified Bond Fund	96,025,988	12,107,858	42,159,522	(212,083)	1,552,223	67,793,460
High-Yield Fund	58,650,614	12,417,036	120,836	(7,300)	3,082,080	69,043,018
Inflation-Adjusted Bond Fund	40,890,681	5,515,130	376,531	(42,696)	290,412	45,570,956
Global Bond Fund	—	33,947,284	—	—	—	33,709,176
Prime Money Market Fund	4,776,985	249	1,948,247	—	249	2,828,987
	$1,028,175,281	$390,805,714	$242,882,629	$24,237,943	$95,062,178	$1,137,085,089

(1) Underlying fund investments represent Investor Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice Portfolio®: Conservative
April 30, 2015

One Choice Portfolio: Conservative - Schedule of Investments
APRIL 30, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 35.1%
Core Equity Plus Fund Investor Class	1,478,246	20,725,008
Equity Growth Fund Investor Class	2,367,116	72,954,518
Growth Fund Investor Class	2,274,036	67,038,594
Heritage Fund Investor Class	1,746,238	43,708,329
Large Company Value Fund Investor Class	7,855,797	71,723,430
Mid Cap Value Fund Investor Class	3,730,812	61,968,786
NT Disciplined Growth Fund Investor Class(2)	1,570,894	15,426,180
Small Company Fund Investor Class	1,131,116	15,315,314
		368,860,159
Domestic Fixed Income Funds — 32.4%
Diversified Bond Fund Investor Class	22,525,316	246,877,458
Inflation-Adjusted Bond Fund Investor Class	8,001,154	94,733,659
		341,611,117
International Fixed Income Funds — 13.5%
Global Bond Fund Investor Class	7,337,838	72,717,977
International Bond Fund Investor Class	5,419,481	69,206,769
		141,924,746
International Equity Funds — 12.1%
International Growth Fund Investor Class	4,504,294	58,015,306
NT Global Real Estate Fund(2)	2,094,525	20,798,637
NT International Small-Mid Cap Fund Investor Class(2)	1,047,263	10,849,642
NT International Value Fund Investor Class(2)	3,632,167	37,701,892
		127,365,477
Money Market Funds — 6.9%
Prime Money Market Fund Investor Class	73,232,744	73,232,744
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $933,879,862)		1,052,994,243
OTHER ASSETS AND LIABILITIES†		(29,363)
TOTAL NET ASSETS — 100.0%		$1,052,964,880

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$951,965,754
Gross tax appreciation of investments	$108,403,893
Gross tax depreciation of investments	(7,375,404)
Net tax appreciation (depreciation) of investments	$101,028,489

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the nine months ended April 30, 2015 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
Core Equity Plus Fund	$18,144,640	$3,806,803	—	—	$2,411,176	$20,725,008
Equity Growth Fund	63,717,139	12,157,250	$6,897	$(473)	8,080,864	72,954,518
Growth Fund	61,042,304	16,151,550	3,253,570	(431,273)	13,605,359	67,038,594
Heritage Fund	45,074,146	9,019,669	10,436,552	(323,539)	7,043,715	43,708,329
Large Company Value Fund	91,624,838	17,497,964	32,663,694	11,334,547	806,006	71,723,430
Mid Cap Value Fund	61,779,238	8,881,735	7,660,655	68,520	6,643,143	61,968,786
NT Disciplined Growth Fund(3)	—	15,708,941	—	—	—	15,426,180
Small Company Fund	18,268,387	14,130	3,804,491	684,774	14,130	15,315,314
Real Estate Fund	18,960,665	545,387	10,979,286	11,557,218	306,535	—
Diversified Bond Fund	271,136,927	31,066,958	60,533,785	(638,055)	4,738,973	246,877,458
Inflation-Adjusted Bond Fund	83,247,371	12,668,666	184,034	(23,549)	601,351	94,733,659
International Growth Fund	54,408,587	12,265,878	7,258,552	(471,786)	3,956,066	58,015,306
NT Global Real Estate Fund(3)	—	20,945,254	—	—	—	20,798,637
NT International Small-Mid Cap Fund(3)	—	10,472,627	—	—	—	10,849,642
NT International Value Fund(3)	—	36,654,195	332,527	7,315	—	37,701,892
Global Bond Fund	—	73,308,388	76,763	77	—	72,717,977
International Bond Fund	73,829,863	20,295,173	18,340,264	(2,508,056)	1,758,402	69,206,769
Prime Money Market Fund	66,717,786	6,591,800	76,842	—	5,158	73,232,744
	$927,951,891	$308,052,368	$155,607,912	$19,255,720	$49,970,878	$1,052,994,243

(1) Underlying fund investments represent Investor Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice Portfolio®: Moderate
April 30, 2015

One Choice Portfolio: Moderate - Schedule of Investments
APRIL 30, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 46.8%
Core Equity Plus Fund Investor Class	4,593,919	64,406,744
Equity Growth Fund Investor Class	5,786,391	178,336,563
Growth Fund Investor Class	4,780,627	140,932,879
Heritage Fund Investor Class	3,829,891	95,862,166
Large Company Value Fund Investor Class	14,981,886	136,784,618
Mid Cap Value Fund Investor Class	5,318,519	88,340,599
NT Disciplined Growth Fund Investor Class(2)	3,254,726	31,961,411
Small Company Fund Investor Class	2,343,469	31,730,571
		768,355,551
Domestic Fixed Income Funds — 22.9%
Diversified Bond Fund Investor Class	19,377,884	212,381,608
High-Yield Fund Investor Class	11,139,756	66,281,550
Inflation-Adjusted Bond Fund Investor Class	8,300,996	98,283,798
		376,946,956
International Equity Funds — 19.4%
Emerging Markets Fund Investor Class	7,363,634	70,911,795
International Growth Fund Investor Class	8,231,122	106,016,846
NT Global Real Estate Fund(2)	3,254,726	32,319,431
NT International Small-Mid Cap Fund Investor Class(2)	2,441,045	25,289,222
NT International Value Fund Investor Class(2)	8,109,075	84,172,199
		318,709,493
International Fixed Income Funds — 6.9%
Global Bond Fund Investor Class	8,153,121	80,797,434
International Bond Fund Investor Class	2,584,403	33,002,821
		113,800,255
Money Market Funds — 4.0%
Prime Money Market Fund Investor Class	65,095,585	65,095,585
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,376,020,184)		1,642,907,840
OTHER ASSETS AND LIABILITIES†		(42,482)
TOTAL NET ASSETS — 100.0%		$1,642,865,358

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,417,655,400
Gross tax appreciation of investments	$230,040,101
Gross tax depreciation of investments	(4,787,661)
Net tax appreciation (depreciation) of investments	$225,252,440

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the nine months ended April 30, 2015 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
Core Equity Plus Fund	$56,295,319	$11,825,347	—	—	$7,361,244	$64,406,744
Equity Growth Fund	170,685,667	31,362,035	$16,374,916	$(132,272)	21,156,805	178,336,563
Growth Fund	142,424,837	34,074,674	21,208,847	(1,927,702)	30,837,597	140,932,879
Heritage Fund	113,704,991	19,201,995	35,814,236	881,074	17,220,638	95,862,166
Large Company Value Fund	120,611,539	23,452,506	14,502,247	1,213,040	1,045,561	136,784,618
Mid Cap Value Fund	78,440,517	11,162,552	—	—	8,246,010	88,340,599
NT Disciplined Growth Fund(3)	—	32,547,262	—	—	—	31,961,411
Small Company Fund	32,671,509	24,150	3,263,911	572,648	24,151	31,730,571
Real Estate Fund	29,372,016	575,214	14,881,127	19,667,141	475,635	—
Diversified Bond Fund	249,445,157	29,385,293	70,957,025	(315,525)	4,261,542	212,381,608
High-Yield Fund	57,339,983	10,760,315	23,766	(1,436)	2,935,496	66,281,550
Inflation-Adjusted Bond Fund	86,791,505	12,566,295	25,414	(3,290)	617,505	98,283,798
Emerging Markets Fund	56,986,291	10,052,824	—	—	46,977	70,911,795
International Growth Fund	142,386,077	29,377,461	60,094,231	(179,162)	10,157,331	106,016,846
NT Global Real Estate Fund(3)	—	32,547,262	—	—	—	32,319,431
NT International Small-Mid Cap Fund(3)	—	24,410,446	—	—	—	25,289,222
NT International Value Fund(3)	—	81,368,155	277,404	6,935	—	84,172,199
Global Bond Fund	—	81,368,152	—	—	—	80,797,434
International Bond Fund	42,676,358	11,415,824	17,935,895	(2,226,231)	1,007,237	33,002,821
Prime Money Market Fund	62,757,810	5,147,923	2,810,148	—	4,588	65,095,585
	$1,442,589,576	$492,625,685	$258,169,167	$17,555,220	$105,398,317	$1,642,907,840

(1) Underlying fund investments represent Investor Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice Portfolio®: Very Aggressive
April 30, 2015

One Choice Portfolio: Very Aggressive - Schedule of Investments
APRIL 30, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 67.8%
Core Equity Plus Fund Investor Class	979,528	13,732,978
Equity Growth Fund Investor Class	1,156,902	35,655,727
Growth Fund Investor Class	1,313,321	38,716,715
Heritage Fund Investor Class	1,026,846	25,701,946
Large Company Value Fund Investor Class	3,344,501	30,535,290
Mid Cap Value Fund Investor Class	1,392,235	23,125,019
NT Disciplined Growth Fund Investor Class(2)	1,168,154	11,471,268
Small Company Fund Investor Class	1,353,395	18,324,974
		197,263,917
International Equity Funds — 32.2%
Emerging Markets Fund Investor Class	2,358,497	22,712,329
International Growth Fund Investor Class	2,280,308	29,370,368
NT Global Real Estate Fund(2)	871,695	8,655,935
NT International Small-Mid Cap Fund Investor Class(2)	871,695	9,030,763
NT International Value Fund Investor Class(2)	2,285,488	23,723,368
		93,492,763
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $217,849,707)		290,756,680
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$290,756,680

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$230,956,439
Gross tax appreciation of investments	$60,119,771
Gross tax depreciation of investments	(319,530)
Net tax appreciation (depreciation) of investments	$59,800,241

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the nine months ended April 30, 2015 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
Core Equity Plus Fund	$12,810,914	$2,235,641	$472,399	$36,174	$1,613,947	$13,732,978
Equity Growth Fund	34,841,972	5,640,176	3,225,116	128,740	4,170,175	35,655,727
Growth Fund	52,891,878	12,502,047	19,999,487	1,085,688	11,054,793	38,716,715
Heritage Fund	45,931,900	7,994,076	23,634,452	4,563,469	6,777,309	25,701,946
Large Company Value Fund	25,502,726	4,039,361	665,790	77,354	215,159	30,535,290
Mid Cap Value Fund	16,216,543	8,009,749	771,764	33,313	1,657,009	23,125,019
NT Disciplined Growth Fund(3)	—	11,683,058	1,773	14	—	11,471,268
Small Company Fund	6,732,986	11,608,849	284,498	28,491	5,224	18,324,974
Real Estate Fund	5,475,859	763,133	2,995,139	4,062,648	83,752	—
Emerging Markets Fund	20,182,212	3,545,513	2,158,660	47,770	15,658	22,712,329
International Growth Fund	40,898,971	7,382,966	16,367,918	743,991	2,864,738	29,370,368
Diversified Bond Fund	5,260,574	761,316	5,702,912	421,786	78,967	—
Prime Money Market Fund	790,132	44	790,176	—	47	—
NT Global Real Estate Fund(3)	—	8,716,953	—	—	—	8,655,935
NT International Small-Mid Cap Fund(3)	—	8,716,953	—	—	—	9,030,763
NT International Value Fund(3)	—	23,252,549	397,509	8,919	—	23,723,368
	$267,536,667	$116,852,384	$77,467,593	$11,238,357	$28,536,778	$290,756,680

(1) Underlying fund investments represent Investor Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice Portfolio®: Very Conservative
April 30, 2015

One Choice Portfolio: Very Conservative - Schedule of Investments
APRIL 30, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 50.3%
Diversified Bond Fund Investor Class	8,468,412	92,813,799
Inflation-Adjusted Bond Fund Investor Class	3,159,300	37,406,115
Short Duration Fund Investor Class	2,526,627	26,125,322
Short Duration Inflation Protection Bond Fund Investor Class	2,960,655	29,991,433
		186,336,669
Domestic Equity Funds — 26.6%
Core Equity Plus Fund Investor Class	262,340	3,678,002
Equity Growth Fund Investor Class	480,148	14,798,150
Growth Fund Investor Class	444,304	13,098,083
Heritage Fund Investor Class	364,726	9,129,089
Large Company Value Fund Investor Class	2,739,585	25,012,408
Mid Cap Value Fund Investor Class	1,107,770	18,400,055
NT Disciplined Growth Fund Investor Class(2)	371,733	3,650,416
Real Estate Fund Investor Class	233,328	6,848,178
Small Company Fund Investor Class	266,612	3,609,923
		98,224,304
International Fixed Income Funds — 16.1%
Global Bond Fund Investor Class	2,979,822	29,530,038
International Bond Fund Investor Class	2,348,585	29,991,433
		59,521,471
Money Market Funds — 7.0%
Prime Money Market Fund Investor Class	26,021,724	26,021,724
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $334,345,746)		370,104,168
OTHER ASSETS AND LIABILITIES†		108
TOTAL NET ASSETS — 100.0%		$370,104,276

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$342,373,209
Gross tax appreciation of investments	$32,588,175
Gross tax depreciation of investments	(4,857,216)
Net tax appreciation (depreciation) of investments	$27,730,959

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the nine months ended April 30, 2015 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
Diversified Bond Fund	$110,765,956	$11,854,493	$31,895,068	$(244,685)	$1,904,635	$92,813,799
Inflation-Adjusted Bond Fund	35,625,413	4,293,156	2,275,963	(235,606)	256,121	37,406,115
Short Duration Fund	25,022,560	2,371,874	1,294,355	(24,234)	372,730	26,125,322
Short Duration Inflation Protection Bond Fund	28,559,396	3,298,616	1,282,517	(37,881)	259,590	29,991,433
Core Equity Plus Fund	3,521,896	821,652	429,611	5,507	493,021	3,678,002
Equity Growth Fund	13,998,043	4,121,554	2,670,419	161,407	1,761,731	14,798,150
Growth Fund	15,763,310	6,000,339	7,157,578	(111,626)	3,457,368	13,098,083
Heritage Fund	8,770,710	2,542,482	2,233,305	(4,797)	1,360,057	9,129,089
Large Company Value Fund	24,517,470	8,930,443	8,383,090	2,071,064	211,419	25,012,408
Mid Cap Value Fund	17,593,261	4,386,662	3,307,114	124,907	1,887,155	18,400,055
NT Disciplined Growth Fund(3)	—	3,717,328	—	—	—	3,650,416
Real Estate Fund	7,047,738	505,475	1,102,665	294,862	114,833	6,848,178
Small Company Fund	3,461,240	407,062	547,551	98,256	2,756	3,609,923
Global Bond Fund	—	29,738,625	—	—	—	29,530,038
International Bond Fund	35,508,854	8,095,241	10,559,197	(1,321,231)	837,027	29,991,433
Prime Money Market Fund	25,009,253	2,272,766	1,260,295	—	1,936	26,021,724
	$355,165,100	$93,357,768	$74,398,728	$775,943	$12,920,379	$370,104,168

(1) Underlying fund investments represent Investor Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One ChoiceSM 2020 Portfolio R6
April 30, 2015

One Choice 2020 Portfolio R6 - Schedule of Investments
APRIL 30, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 39.3%
NT Core Equity Plus Fund Institutional Class	189,321	2,764,089
NT Disciplined Growth Fund Institutional Class(2)	173,196	1,702,516
NT Equity Growth Fund Institutional Class	725,189	8,999,595
NT Growth Fund R6 Class	323,656	4,854,837
NT Heritage Fund R6 Class	204,619	2,850,346
NT Large Company Value Fund R6 Class	721,146	8,971,062
NT Mid Cap Value Fund R6 Class	375,599	4,788,881
NT Small Company Fund Institutional Class	158,088	1,584,044
		36,515,370
Domestic Fixed Income Funds — 31.9%
High-Yield Fund R6 Class	584,758	3,479,308
Inflation-Adjusted Bond Fund Institutional Class	219,673	2,600,932
NT Diversified Bond Fund R6 Class	1,759,434	19,318,583
Short Duration Inflation Protection Bond Fund R6 Class	417,424	4,253,550
		29,652,373
International Fixed Income Funds — 11.1%
Global Bond Fund R6 Class	601,167	5,969,588
International Bond Fund R6 Class	335,447	4,283,657
		10,253,245
International Equity Funds — 10.0%
NT Emerging Markets Fund R6 Class	80,542	931,064
NT Global Real Estate Fund R6 Class(2)	115,101	1,142,949
NT International Growth Fund R6 Class	374,988	4,301,112
NT International Small-Mid Cap Fund R6 Class(2)	27,165	281,699
NT International Value Fund R6 Class(2)	254,949	2,648,924
		9,305,748
Money Market Funds — 7.7%
Premium Money Market Fund Investor Class	7,156,013	7,156,013
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $91,902,752)		92,882,749
OTHER ASSETS AND LIABILITIES†		40
TOTAL NET ASSETS — 100.0%		$92,882,789

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$92,423,358
Gross tax appreciation of investments	$860,201
Gross tax depreciation of investments	(400,810)
Net tax appreciation (depreciation) of investments	$459,391

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the nine months ended April 30, 2015 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$1,250,258	$1,675,588	$88,274	$(5,017)	$181,406	$2,764,089
NT Disciplined Growth Fund(3)	—	1,755,821	27,442	50	—	1,702,516
NT Equity Growth Fund	4,004,969	5,555,462	443,045	(25,038)	569,880	8,999,595
NT Growth Fund	3,282,909	4,482,573	2,833,296	(100,142)	632,314	4,854,837
NT Heritage Fund	1,515,078	1,660,018	533,452	20,140	89,496	2,850,346
NT Large Company Value Fund	4,674,979	6,192,945	1,950,804	(10,791)	508,777	8,971,062
NT Mid Cap Value Fund	2,047,314	2,902,610	122,260	(4,933)	280,628	4,788,881
NT Small Company Fund	827,789	1,032,208	277,990	(17,574)	134,319	1,584,044
Real Estate Fund	534,525	490,251	980,127	134,147	12,209	—
High-Yield Fund	1,543,011	2,077,501	109,641	(5,802)	112,125	3,479,308
Inflation-Adjusted Bond Fund	1,266,992	1,513,755	172,291	(4,685)	12,357	2,600,932
NT Diversified Bond Fund	10,790,760	13,835,258	5,471,195	(10,547)	325,934	19,318,583
Short Duration Inflation Protection Bond Fund	1,832,065	2,594,619	144,017	(3,158)	24,580	4,253,550
Global Bond Fund	—	6,024,401	18,136	—	—	5,969,588
International Bond Fund	2,504,281	3,632,957	1,686,323	(204,002)	76,783	4,283,657
NT Emerging Markets Fund	471,944	465,606	63,085	469	2,881	931,064
NT Global Real Estate Fund(3)	—	1,171,683	20,406	309	—	1,142,949
NT International Growth Fund	2,456,800	3,059,619	1,353,250	(60,882)	131,102	4,301,112
NT International Small-Mid Cap Fund(3)	—	275,563	3,969	56	—	281,699
NT International Value Fund(3)	—	2,641,302	91,123	1,952	—	2,648,924
Premium Money Market Fund	3,082,320	4,326,477	252,784	—	345	7,156,013
	$42,085,994	$67,366,217	$16,642,910	$(295,448)	$3,095,136	$92,882,749

(1) Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Disciplined Growth Fund, NT Equity Growth Fund, NT Small Company Fund, Inflation-Adjusted Bond Fund and Investor Class for Premium Money Market Fund.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One ChoiceSM 2025 Portfolio R6
April 30, 2015

One Choice 2025 Portfolio R6 - Schedule of Investments
APRIL 30, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 41.7%
NT Core Equity Plus Fund Institutional Class	231,586	3,381,155
NT Disciplined Growth Fund Institutional Class(2)	254,026	2,497,071
NT Equity Growth Fund Institutional Class	844,275	10,477,455
NT Growth Fund R6 Class	448,404	6,726,059
NT Heritage Fund R6 Class	330,521	4,604,155
NT Large Company Value Fund R6 Class	888,984	11,058,963
NT Mid Cap Value Fund R6 Class	526,176	6,708,749
NT Small Company Fund Institutional Class	193,403	1,937,901
		47,391,508
Domestic Fixed Income Funds — 30.5%
High-Yield Fund R6 Class	676,605	4,025,797
Inflation-Adjusted Bond Fund Institutional Class	384,302	4,550,140
NT Diversified Bond Fund R6 Class	2,058,025	22,597,115
Short Duration Inflation Protection Bond Fund R6 Class	338,512	3,449,439
		34,622,491
International Equity Funds — 12.7%
NT Emerging Markets Fund R6 Class	216,280	2,500,197
NT Global Real Estate Fund R6 Class(2)	169,207	1,680,228
NT International Growth Fund R6 Class	491,918	5,642,295
NT International Small-Mid Cap Fund R6 Class(2)	67,151	696,357
NT International Value Fund R6 Class(2)	380,189	3,950,169
		14,469,246
International Fixed Income Funds — 9.9%
Global Bond Fund R6 Class	663,066	6,584,249
International Bond Fund R6 Class	365,163	4,663,131
		11,247,380
Money Market Funds — 5.2%
Premium Money Market Fund Investor Class	5,885,008	5,885,008
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $112,238,612)		113,615,633
OTHER ASSETS AND LIABILITIES†		47
TOTAL NET ASSETS — 100.0%		$113,615,680

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$112,627,287
Gross tax appreciation of investments	$1,350,666
Gross tax depreciation of investments	(362,320)
Net tax appreciation (depreciation) of investments	$988,346

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the nine months ended April 30, 2015 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$1,213,420	$2,319,851	$74,207	$(1,326)	$184,572	$3,381,155
NT Disciplined Growth Fund(3)	—	2,535,485	—	—	—	2,497,071
NT Equity Growth Fund	3,728,846	7,422,400	583,923	(26,875)	553,816	10,477,455
NT Growth Fund	3,630,686	6,643,151	3,492,575	(82,477)	711,960	6,726,059
NT Heritage Fund	1,818,718	3,156,107	687,941	17,267	114,300	4,604,155
NT Large Company Value Fund	4,583,666	8,568,326	2,197,926	(8,542)	519,266	11,058,963
NT Mid Cap Value Fund	2,236,541	4,616,762	102,062	(1,953)	330,423	6,708,749
NT Small Company Fund	953,203	1,597,747	638,797	(23,595)	152,959	1,937,901
Real Estate Fund	617,785	871,600	1,446,023	146,503	15,304	—
High-Yield Fund	1,413,533	2,692,606	54,708	(2,710)	116,174	4,025,797
Inflation-Adjusted Bond Fund	1,702,086	3,002,642	144,684	(4,571)	17,858	4,550,140
NT Diversified Bond Fund	10,015,327	18,676,861	6,242,783	(18,847)	337,472	22,597,115
Short Duration Inflation Protection Bond Fund	1,145,472	2,354,219	35,402	(1,290)	16,243	3,449,439
NT Emerging Markets Fund	912,767	1,570,076	147,295	(2,820)	7,904	2,500,197
NT Global Real Estate Fund(3)	—	1,692,702	—	—	—	1,680,228
NT International Growth Fund	2,779,189	4,992,559	2,378,432	(98,657)	152,429	5,642,295
NT International Small-Mid Cap Fund(3)	—	671,383	—	—	—	696,357
NT International Value Fund(3)	—	3,847,386	43,810	1,095	—	3,950,169
Global Bond Fund	—	6,624,742	—	—	—	6,584,249
International Bond Fund	1,948,325	4,124,998	1,259,401	(163,410)	63,943	4,663,131
Premium Money Market Fund	2,065,570	3,919,953	100,515	—	258	5,885,008
	$40,765,134	$91,901,556	$19,630,484	$(272,208)	$3,294,881	$113,615,633

(1) Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Disciplined Growth Fund, NT Equity Growth Fund, NT Small Company Fund, Inflation-Adjusted Bond Fund and Investor Class for Premium Money Market Fund.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One ChoiceSM 2030 Portfolio R6
April 30, 2015

One Choice 2030 Portfolio R6 - Schedule of Investments
APRIL 30, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 45.1%
NT Core Equity Plus Fund Institutional Class	211,799	3,092,266
NT Disciplined Growth Fund Institutional Class(2)	257,354	2,529,790
NT Equity Growth Fund Institutional Class	727,610	9,029,635
NT Growth Fund R6 Class	468,050	7,020,743
NT Heritage Fund R6 Class	304,281	4,238,630
NT Large Company Value Fund R6 Class	804,781	10,011,479
NT Mid Cap Value Fund R6 Class	460,747	5,874,519
NT Small Company Fund Institutional Class	234,025	2,344,927
		44,141,989
Domestic Fixed Income Funds — 27.3%
High-Yield Fund R6 Class	529,324	3,149,476
Inflation-Adjusted Bond Fund Institutional Class	402,553	4,766,232
NT Diversified Bond Fund R6 Class	1,574,158	17,284,258
Short Duration Inflation Protection Bond Fund R6 Class	148,299	1,511,166
		26,711,132
International Equity Funds — 15.2%
NT Emerging Markets Fund R6 Class	230,473	2,664,270
NT Global Real Estate Fund R6 Class(2)	169,835	1,686,458
NT International Growth Fund R6 Class	492,809	5,652,517
NT International Small-Mid Cap Fund R6 Class(2)	87,540	907,790
NT International Value Fund R6 Class(2)	384,804	3,998,119
		14,909,154
International Fixed Income Funds — 7.3%
Global Bond Fund R6 Class	510,448	5,068,751
International Bond Fund R6 Class	163,512	2,088,053
		7,156,804
Money Market Funds — 5.1%
Premium Money Market Fund Investor Class	4,940,931	4,940,931
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $96,399,552)		97,860,010
OTHER ASSETS AND LIABILITIES†		36
TOTAL NET ASSETS — 100.0%		$97,860,046

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$96,745,139
Gross tax appreciation of investments	$1,341,483
Gross tax depreciation of investments	(226,612)
Net tax appreciation (depreciation) of investments	$1,114,871

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the nine months ended April 30, 2015 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$1,170,394	$2,158,031	$165,495	$(8,081)	$183,312	$3,092,266
NT Disciplined Growth Fund(3)	—	2,603,507	34,767	174	—	2,529,790
NT Equity Growth Fund	3,328,930	6,216,970	420,119	(17,747)	505,160	9,029,635
NT Growth Fund	3,864,280	6,765,157	3,511,624	(100,182)	811,451	7,020,743
NT Heritage Fund	1,797,401	2,934,221	770,515	42,332	121,310	4,238,630
NT Large Company Value Fund	4,270,159	7,640,356	1,975,004	(7,271)	497,459	10,011,479
NT Mid Cap Value Fund	1,897,697	4,211,882	198,473	(8,858)	288,762	5,874,519
NT Small Company Fund	1,206,339	2,000,714	891,542	(32,184)	202,368	2,344,927
Real Estate Fund	648,411	844,713	1,438,755	171,439	16,042	—
High-Yield Fund	1,120,492	2,193,300	146,081	(7,190)	92,671	3,149,476
Inflation-Adjusted Bond Fund	1,809,164	3,279,042	317,652	(10,011)	19,723	4,766,232
NT Diversified Bond Fund	8,003,477	14,927,159	5,775,182	(15,724)	270,208	17,284,258
Short Duration Inflation Protection Bond Fund	486,806	1,088,897	58,785	(1,859)	7,457	1,511,166
NT Emerging Markets Fund	993,317	1,682,295	183,435	(5,604)	8,215	2,664,270
NT Global Real Estate Fund(3)	—	1,737,377	37,613	677	—	1,686,458
NT International Growth Fund	3,024,600	5,240,092	2,854,235	(111,584)	178,314	5,652,517
NT International Small-Mid Cap Fund(3)	—	893,273	16,971	289	—	907,790
NT International Value Fund(3)	—	3,971,784	117,270	3,093	—	3,998,119
Global Bond Fund	—	5,143,028	43,024	(43)	—	5,068,751
International Bond Fund	824,174	1,849,331	512,058	(64,160)	28,906	2,088,053
Premium Money Market Fund	1,831,204	3,346,175	236,448	—	225	4,940,931
	$36,276,845	$80,727,304	$19,705,048	$(172,494)	$3,231,583	$97,860,010

(1) Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Disciplined Growth Fund, NT Equity Growth Fund, NT Small Company Fund, Inflation-Adjusted Bond Fund and Investor Class for Premium Money Market Fund.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One ChoiceSM 2035 Portfolio R6
April 30, 2015

One Choice 2035 Portfolio R6 - Schedule of Investments
APRIL 30, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 48.7%
NT Core Equity Plus Fund Institutional Class	192,968	2,817,333
NT Disciplined Growth Fund Institutional Class(2)	261,118	2,566,789
NT Equity Growth Fund Institutional Class	647,246	8,032,324
NT Growth Fund R6 Class	514,951	7,724,264
NT Heritage Fund R6 Class	295,249	4,112,826
NT Large Company Value Fund R6 Class	749,235	9,320,488
NT Mid Cap Value Fund R6 Class	408,545	5,208,945
NT Small Company Fund Institutional Class	272,553	2,730,980
		42,513,949
Domestic Fixed Income Funds — 23.9%
High-Yield Fund R6 Class	420,766	2,503,559
Inflation-Adjusted Bond Fund Institutional Class	399,193	4,726,449
NT Diversified Bond Fund R6 Class	1,216,904	13,361,607
Short Duration Inflation Protection Bond Fund R6 Class	22,490	229,172
		20,820,787
International Equity Funds — 17.7%
NT Emerging Markets Fund R6 Class	244,805	2,829,948
NT Global Real Estate Fund R6 Class(2)	173,828	1,726,113
NT International Growth Fund R6 Class	492,112	5,644,526
NT International Small-Mid Cap Fund R6 Class(2)	104,787	1,086,646
NT International Value Fund R6 Class(2)	397,700	4,132,106
		15,419,339
Money Market Funds — 5.1%
Premium Money Market Fund Investor Class	4,411,525	4,411,525
International Fixed Income Funds — 4.6%
Global Bond Fund R6 Class	399,681	3,968,832
International Bond Fund R6 Class	6,969	88,995
		4,057,827
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $85,872,201)		87,223,427
OTHER ASSETS AND LIABILITIES†		28
TOTAL NET ASSETS — 100.0%		$87,223,455

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$86,116,444
Gross tax appreciation of investments	$1,266,726
Gross tax depreciation of investments	(159,743)
Net tax appreciation (depreciation) of investments	$1,106,983

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the nine months ended April 30, 2015 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$1,013,529	$1,905,184	$30,555	$(4,025)	$168,975	$2,817,333
NT Disciplined Growth Fund(3)	—	2,625,163	17,897	(107)	—	2,566,789
NT Equity Growth Fund	2,925,187	5,593,147	406,612	(31,416)	465,956	8,032,324
NT Growth Fund	3,940,772	7,162,259	3,265,805	(139,591)	901,351	7,724,264
NT Heritage Fund	1,681,487	2,655,393	517,274	4,356	118,851	4,112,826
NT Large Company Value Fund	3,936,084	7,055,694	1,750,080	(26,375)	486,664	9,320,488
NT Mid Cap Value Fund	1,692,194	3,609,908	52,205	(2,290)	266,534	5,208,945
NT Small Company Fund	1,313,009	2,403,844	1,040,362	(62,903)	244,663	2,730,980
Real Estate Fund	636,360	846,915	1,440,026	168,203	16,852	—
High-Yield Fund	867,638	1,662,311	4,913	(266)	74,782	2,503,559
Inflation-Adjusted Bond Fund	1,727,264	3,100,454	92,312	(2,604)	20,536	4,726,449
NT Diversified Bond Fund	6,143,587	10,942,228	3,834,268	(10,592)	217,795	13,361,607
Short Duration Inflation Protection Bond Fund	31,450	198,009	—	—	960	229,172
NT Emerging Markets Fund	1,054,236	1,706,196	116,929	(522)	8,817	2,829,948
NT Global Real Estate Fund(3)	—	1,745,489	6,381	108	—	1,726,113
NT International Growth Fund	2,971,553	5,114,480	2,680,135	(114,182)	191,614	5,644,526
NT International Small-Mid Cap Fund(3)	—	1,053,622	5,155	98	—	1,086,646
NT International Value Fund(3)	—	4,049,380	68,213	1,705	—	4,132,106
Premium Money Market Fund	1,518,408	2,925,958	32,841	—	202	4,411,525
Global Bond Fund	—	3,993,177	—	—	—	3,968,832
International Bond Fund	—	86,451	—	—	—	88,995
	$31,452,758	$70,435,262	$15,361,963	$(220,403)	$3,184,552	$87,223,427

(1) Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Disciplined Growth Fund, NT Equity Growth Fund, NT Small Company Fund, Inflation-Adjusted Bond Fund and Investor Class for Premium Money Market Fund.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One ChoiceSM 2040 Portfolio R6
April 30, 2015

One Choice 2040 Portfolio R6 - Schedule of Investments
APRIL 30, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 53.2%
NT Core Equity Plus Fund Institutional Class	146,867	2,144,255
NT Disciplined Growth Fund Institutional Class(2)	193,519	1,902,288
NT Equity Growth Fund Institutional Class	491,059	6,094,046
NT Growth Fund R6 Class	396,744	5,951,157
NT Heritage Fund R6 Class	247,682	3,450,208
NT Large Company Value Fund R6 Class	593,451	7,382,535
NT Mid Cap Value Fund R6 Class	309,302	3,943,600
NT Small Company Fund Institutional Class	189,887	1,902,664
		32,770,753
Domestic Fixed Income Funds — 20.3%
High-Yield Fund R6 Class	253,229	1,506,710
Inflation-Adjusted Bond Fund Institutional Class	253,915	3,006,352
NT Diversified Bond Fund R6 Class	729,237	8,007,019
		12,520,081
International Equity Funds — 19.6%
NT Emerging Markets Fund R6 Class	227,640	2,631,520
NT Global Real Estate Fund R6 Class(2)	138,282	1,373,141
NT International Growth Fund R6 Class	356,862	4,093,206
NT International Small-Mid Cap Fund R6 Class(2)	92,569	959,943
NT International Value Fund R6 Class(2)	292,641	3,040,540
		12,098,350
International Fixed Income Funds — 4.2%
Global Bond Fund R6 Class	258,771	2,569,600
Money Market Funds — 2.7%
Premium Money Market Fund Investor Class	1,639,937	1,639,937
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $60,547,292)		61,598,721
OTHER ASSETS AND LIABILITIES†		17
TOTAL NET ASSETS — 100.0%		$61,598,738

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$60,700,261
Gross tax appreciation of investments	$1,021,060
Gross tax depreciation of investments	(122,600)
Net tax appreciation (depreciation) of investments	$898,460

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the nine months ended April 30, 2015 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$969,325	$1,279,321	$44,062	$(2,760)	$147,070	$2,144,255
NT Disciplined Growth Fund(3)	—	1,950,684	17,992	(77)	—	1,902,288
NT Equity Growth Fund	2,799,143	3,695,152	316,340	(13,931)	405,129	6,094,046
NT Growth Fund	3,769,452	4,883,595	2,579,852	(84,477)	758,243	5,951,157
NT Heritage Fund	1,761,383	1,906,224	480,545	4,508	109,872	3,450,208
NT Large Company Value Fund	3,764,709	4,811,176	1,242,402	(15,910)	421,328	7,382,535
NT Mid Cap Value Fund	1,782,005	2,273,517	73,673	(1,259)	255,600	3,943,600
NT Small Company Fund	1,137,089	1,381,832	633,241	(32,431)	192,167	1,902,664
Real Estate Fund	633,188	578,580	1,166,387	162,591	14,882	—
High-Yield Fund	664,402	882,724	22,714	(893)	49,163	1,506,710
Inflation-Adjusted Bond Fund	1,335,620	1,733,662	53,902	(1,370)	14,589	3,006,352
NT Diversified Bond Fund	4,692,825	5,803,761	2,569,284	(5,323)	145,384	8,007,019
NT Emerging Markets Fund	1,174,629	1,422,117	131,096	1,441	8,272	2,631,520
NT Global Real Estate Fund(3)	—	1,383,591	102	2	—	1,373,141
NT International Growth Fund	2,737,767	3,274,335	2,075,379	(86,302)	152,792	4,093,206
NT International Small-Mid Cap Fund(3)	—	939,173	12,387	377	—	959,943
NT International Value Fund(3)	—	2,947,615	17,998	15	—	3,040,540
Global Bond Fund	—	2,589,998	4,673	5	—	2,569,600
Premium Money Market Fund	637,624	1,019,790	17,477	—	76	1,639,937
	$27,859,161	$44,756,847	$11,459,506	$(75,794)	$2,674,567	$61,598,721

(1) Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Disciplined Growth Fund, NT Equity Growth Fund, NT Small Company Fund, Inflation-Adjusted Bond Fund and Investor Class for Premium Money Market Fund.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One ChoiceSM 2045 Portfolio R6
April 30, 2015

One Choice 2045 Portfolio R6 - Schedule of Investments
APRIL 30, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 57.8%
NT Core Equity Plus Fund Institutional Class	155,937	2,276,673
NT Disciplined Growth Fund Institutional Class(2)	179,264	1,762,167
NT Equity Growth Fund Institutional Class	450,644	5,592,494
NT Growth Fund R6 Class	381,811	5,727,171
NT Heritage Fund R6 Class	257,091	3,581,276
NT Large Company Value Fund R6 Class	579,125	7,204,310
NT Mid Cap Value Fund R6 Class	303,410	3,868,480
NT Small Company Fund Institutional Class	160,760	1,610,813
		31,623,384
International Equity Funds — 21.7%
NT Emerging Markets Fund R6 Class	247,122	2,856,728
NT Global Real Estate Fund R6 Class(2)	136,654	1,356,970
NT International Growth Fund R6 Class	332,336	3,811,897
NT International Small-Mid Cap Fund R6 Class(2)	98,750	1,024,042
NT International Value Fund R6 Class(2)	271,030	2,816,000
		11,865,637
Domestic Fixed Income Funds — 16.6%
High-Yield Fund R6 Class	187,745	1,117,083
Inflation-Adjusted Bond Fund Institutional Class	188,106	2,227,176
NT Diversified Bond Fund R6 Class	525,385	5,768,728
		9,112,987
International Fixed Income Funds — 3.8%
Global Bond Fund R6 Class	208,989	2,075,257
Money Market Funds — 0.1%
Premium Money Market Fund Investor Class	72,066	72,066
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $53,685,651)		54,749,331
OTHER ASSETS AND LIABILITIES†		14
TOTAL NET ASSETS — 100.0%		$54,749,345

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$53,932,879
Gross tax appreciation of investments	$906,191
Gross tax depreciation of investments	(89,739)
Net tax appreciation (depreciation) of investments	$816,452

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the nine months ended April 30, 2015 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$990,139	$1,632,461	$294,587	$(13,116)	$150,938	$2,276,673
NT Disciplined Growth Fund(3)	—	1,796,031	6,495	(54)	—	1,762,167
NT Equity Growth Fund	2,325,601	3,894,521	571,598	(30,128)	348,569	5,592,494
NT Growth Fund	3,272,430	4,884,085	2,315,351	(83,219)	684,028	5,727,171
NT Heritage Fund	1,638,051	2,190,113	499,840	667	107,221	3,581,276
NT Large Company Value Fund	3,273,446	4,944,884	1,055,540	(20,881)	381,958	7,204,310
NT Mid Cap Value Fund	1,649,783	2,439,793	186,783	(9,302)	250,370	3,868,480
NT Small Company Fund	894,716	1,440,124	761,531	(52,194)	157,054	1,610,813
Real Estate Fund	573,749	621,166	1,153,898	148,814	13,776	—
NT Emerging Markets Fund	1,187,941	1,588,187	100,209	(3,624)	8,567	2,856,728
NT Global Real Estate Fund(3)	—	1,373,816	6,383	57	—	1,356,970
NT International Growth Fund	2,320,911	3,194,851	1,846,810	(81,039)	135,092	3,811,897
NT International Small-Mid Cap Fund(3)	—	992,342	3,208	8	—	1,024,042
NT International Value Fund(3)	—	2,769,036	52,772	628	—	2,816,000
High-Yield Fund	454,735	701,179	26,767	(1,385)	34,562	1,117,083
Inflation-Adjusted Bond Fund	911,134	1,405,618	84,904	(3,150)	10,142	2,227,176
NT Diversified Bond Fund	3,205,361	4,516,242	2,005,051	(3,048)	101,286	5,768,728
Global Bond Fund	—	2,112,856	24,842	(12)	—	2,075,257
Premium Money Market Fund	—	72,066	—	—	1	72,066
	$22,697,997	$42,569,371	$10,996,569	$(150,978)	$2,383,564	$54,749,331

(1) Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Disciplined Growth Fund, NT Equity Growth Fund, NT Small Company Fund, Inflation-Adjusted Bond Fund and Investor Class for Premium Money Market Fund.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One ChoiceSM 2050 Portfolio R6
April 30, 2015

One Choice 2050 Portfolio R6 - Schedule of Investments
APRIL 30, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 59.1%
NT Core Equity Plus Fund Institutional Class	112,872	1,647,935
NT Disciplined Growth Fund Institutional Class(2)	124,994	1,228,692
NT Equity Growth Fund Institutional Class	302,759	3,757,239
NT Growth Fund R6 Class	260,224	3,903,354
NT Heritage Fund R6 Class	172,784	2,406,882
NT Large Company Value Fund R6 Class	405,385	5,042,989
NT Mid Cap Value Fund R6 Class	196,238	2,502,035
NT Small Company Fund Institutional Class	123,646	1,238,936
		21,728,062
International Equity Funds — 22.9%
NT Emerging Markets Fund R6 Class	189,889	2,195,113
NT Global Real Estate Fund R6 Class(2)	101,140	1,004,325
NT International Growth Fund R6 Class	212,951	2,442,547
NT International Small-Mid Cap Fund R6 Class(2)	77,711	805,864
NT International Value Fund R6 Class(2)	188,338	1,956,834
		8,404,683
Domestic Fixed Income Funds — 14.6%
High-Yield Fund R6 Class	110,391	656,827
Inflation-Adjusted Bond Fund Institutional Class	110,531	1,308,682
NT Diversified Bond Fund R6 Class	311,129	3,416,196
		5,381,705
International Fixed Income Funds — 3.4%
Global Bond Fund R6 Class	126,599	1,257,131
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $36,160,914)		36,771,581
OTHER ASSETS AND LIABILITIES†		7
TOTAL NET ASSETS — 100.0%		$36,771,588

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$36,284,481
Gross tax appreciation of investments	$586,317
Gross tax depreciation of investments	(99,217)
Net tax appreciation (depreciation) of investments	$487,100

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the nine months ended April 30, 2015 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$761,466	$972,239	$41,643	$(2,211)	$107,199	$1,647,935
NT Disciplined Growth Fund(3)	—	1,248,084	533	3	—	1,228,692
NT Equity Growth Fund	1,731,289	2,182,321	103,189	(5,131)	234,172	3,757,239
NT Growth Fund	2,495,964	2,904,252	1,395,596	(51,060)	482,465	3,903,354
NT Heritage Fund	1,228,039	1,303,811	282,033	1,780	74,451	2,406,882
NT Large Company Value Fund	2,533,786	3,109,817	619,580	(3,732)	265,097	5,042,989
NT Mid Cap Value Fund	1,235,380	1,469,581	180,879	(5,254)	168,101	2,502,035
NT Small Company Fund	777,147	824,753	366,360	(18,593)	117,625	1,238,936
Real Estate Fund	471,269	305,392	743,683	115,821	10,399	—
NT Emerging Markets Fund	1,038,606	1,146,689	115,286	(3,496)	5,916	2,195,113
NT Global Real Estate Fund(3)	—	1,013,096	—	—	—	1,004,325
NT International Growth Fund	1,693,860	1,892,789	1,216,627	(54,487)	91,482	2,442,547
NT International Small-Mid Cap Fund(3)	—	782,377	1,145	10	—	805,864
NT International Value Fund(3)	—	1,917,811	22,463	501	—	1,956,834
High-Yield Fund	297,817	383,499	17,233	(1,041)	20,050	656,827
Inflation-Adjusted Bond Fund	595,797	784,332	67,930	(2,826)	6,057	1,308,682
NT Diversified Bond Fund	2,120,938	2,491,060	1,225,969	661	60,092	3,416,196
Global Bond Fund	—	1,265,004	—	—	—	1,257,131
	$16,981,358	$25,996,907	$6,400,149	$(29,055)	$1,643,106	$36,771,581

(1) Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Disciplined Growth Fund, NT Equity Growth Fund, NT Small Company Fund and Inflation-Adjusted Bond Fund.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One ChoiceSM 2055 Portfolio R6
April 30, 2015

One Choice 2055 Portfolio R6 - Schedule of Investments
APRIL 30, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 61.2%
NT Core Equity Plus Fund Institutional Class	48,311	705,341
NT Disciplined Growth Fund Institutional Class(2)	55,568	546,229
NT Equity Growth Fund Institutional Class	135,861	1,686,039
NT Growth Fund R6 Class	114,774	1,721,614
NT Heritage Fund R6 Class	75,985	1,058,478
NT Large Company Value Fund R6 Class	180,615	2,246,855
NT Mid Cap Value Fund R6 Class	83,283	1,061,855
NT Small Company Fund Institutional Class	60,659	607,804
		9,634,215
International Equity Funds — 23.6%
NT Emerging Markets Fund R6 Class	88,935	1,028,085
NT Global Real Estate Fund R6 Class(2)	47,253	469,222
NT International Growth Fund R6 Class	82,472	945,957
NT International Small-Mid Cap Fund R6 Class(2)	37,987	393,923
NT International Value Fund R6 Class(2)	83,503	867,601
		3,704,788
Domestic Fixed Income Funds — 12.2%
High-Yield Fund R6 Class	40,262	239,557
Inflation-Adjusted Bond Fund Institutional Class	40,241	476,448
NT Diversified Bond Fund R6 Class	109,493	1,202,238
		1,918,243
International Fixed Income Funds — 3.0%
Global Bond Fund R6 Class	48,109	477,722
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $15,429,597)		15,734,968
OTHER ASSETS AND LIABILITIES†		2
TOTAL NET ASSETS — 100.0%		$15,734,970

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$15,475,446
Gross tax appreciation of investments	$297,304
Gross tax depreciation of investments	(37,782)
Net tax appreciation (depreciation) of investments	$259,522

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the nine months ended April 30, 2015 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$323,577	$423,475	$21,060	$(124)	$46,976	$705,341
NT Disciplined Growth Fund(3)	—	554,949	—	—	—	546,229
NT Equity Growth Fund	772,510	996,307	54,418	(648)	108,686	1,686,039
NT Growth Fund	1,095,494	1,371,403	708,894	(28,728)	214,556	1,721,614
NT Heritage Fund	538,409	586,211	139,119	982	32,769	1,058,478
NT Large Company Value Fund	1,113,313	1,404,042	280,419	(6,613)	120,684	2,246,855
NT Mid Cap Value Fund	541,468	668,354	139,658	(4,198)	76,381	1,061,855
NT Small Company Fund	356,616	430,491	176,981	(5,202)	57,590	607,804
Real Estate Fund	216,545	179,371	378,770	57,589	5,049	—
NT Emerging Markets Fund	467,587	549,471	53,367	(1,085)	3,092	1,028,085
NT Global Real Estate Fund(3)	—	472,858	—	—	—	469,222
NT International Growth Fund	684,614	798,414	565,333	(18,094)	37,000	945,957
NT International Small-Mid Cap Fund(3)	—	380,565	66	1	—	393,923
NT International Value Fund(3)	—	853,703	16,501	352	—	867,601
High-Yield Fund	109,662	136,386	3,175	(68)	7,713	239,557
Inflation-Adjusted Bond Fund	219,871	271,525	13,341	(239)	2,268	476,448
NT Diversified Bond Fund	768,963	917,712	496,642	(9)	22,517	1,202,238
Global Bond Fund	—	480,667	—	—	—	477,722
	$7,208,629	$11,475,904	$3,047,744	$(6,084)	$735,281	$15,734,968

(1) Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Disciplined Growth Fund, NT Equity Growth Fund, NT Small Company Fund and Inflation-Adjusted Bond Fund.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One ChoiceSM In Retirement Portfolio R6
April 30, 2015

One Choice In Retirement Portfolio R6 - Schedule of Investments
APRIL 30, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 37.1%
NT Core Equity Plus Fund Institutional Class	154,826	2,260,459
NT Disciplined Growth Fund Institutional Class(2)	114,898	1,129,445
NT Equity Growth Fund Institutional Class	602,600	7,478,269
NT Growth Fund R6 Class	222,510	3,337,656
NT Heritage Fund R6 Class	119,983	1,671,363
NT Large Company Value Fund R6 Class	571,638	7,111,173
NT Mid Cap Value Fund R6 Class	263,881	3,364,480
NT Small Company Fund Institutional Class	146,340	1,466,323
		27,819,168
Domestic Fixed Income Funds — 33.1%
High-Yield Fund R6 Class	482,218	2,869,197
Inflation-Adjusted Bond Fund Institutional Class	94,500	1,118,875
NT Diversified Bond Fund R6 Class	1,476,912	16,216,494
Short Duration Inflation Protection Bond Fund R6 Class	450,263	4,588,185
		24,792,751
International Fixed Income Funds — 12.0%
Global Bond Fund R6 Class	526,503	5,228,177
International Bond Fund R6 Class	296,956	3,792,133
		9,020,310
Money Market Funds — 10.0%
Premium Money Market Fund Investor Class	7,529,058	7,529,058
International Equity Funds — 7.8%
NT Global Real Estate Fund R6 Class(2)	75,288	747,609
NT International Growth Fund R6 Class	296,214	3,397,570
NT International Value Fund R6 Class(2)	164,465	1,708,789
		5,853,968
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $74,141,030)		75,015,255
OTHER ASSETS AND LIABILITIES†		33
TOTAL NET ASSETS — 100.0%		$75,015,288

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$74,418,294
Gross tax appreciation of investments	$789,592
Gross tax depreciation of investments	(192,631)
Net tax appreciation (depreciation) of investments	$596,961

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the nine months ended April 30, 2015 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value(3)
NT Core Equity Plus Fund	$341,065	$842,733	$262,620	$(9,450)	$51,236	$2,260,459
NT Disciplined Growth Fund(4)	—	527,170	63,087	(487)	—	1,129,445
NT Equity Growth Fund	1,136,842	2,853,491	1,040,060	(28,685)	163,596	7,478,269
NT Growth Fund	738,548	1,560,374	952,095	(32,121)	156,128	3,337,656
NT Heritage Fund	283,692	603,949	261,401	3,773	18,852	1,671,363
NT Large Company Value Fund	1,249,918	2,860,545	1,324,459	(5,562)	139,806	7,111,173
NT Mid Cap Value Fund	456,714	1,231,163	348,063	(6,266)	66,676	3,364,480
NT Small Company Fund	225,405	531,270	165,930	(7,986)	37,620	1,466,323
Real Estate Fund	113,917	106,769	210,169	31,479	2,738	—
High-Yield Fund	438,528	939,239	256,066	(11,170)	48,721	2,869,197
Inflation-Adjusted Bond Fund	173,671	354,749	93,965	(2,186)	1,876	1,118,875
NT Diversified Bond Fund	3,083,503	6,030,742	2,689,310	(2,413)	132,742	16,216,494
Short Duration Inflation Protection Bond Fund	707,909	1,462,599	380,662	(9,309)	9,751	4,588,185
Global Bond Fund	—	2,367,734	295,380	(110)	—	5,228,177
International Bond Fund	811,100	1,645,056	951,135	(99,003)	25,331	3,792,133
Premium Money Market Fund	1,161,123	2,427,883	614,364	—	209	7,529,058
NT Global Real Estate Fund(4)	—	352,444	46,705	161	—	747,609
NT International Growth Fund	569,888	1,259,533	519,775	(18,127)	33,606	3,397,570
NT International Value Fund(4)	—	779,117	133,723	1,764	—	1,708,789
	$11,491,823	$28,736,560	$10,608,969	$(195,698)	$888,888	$75,015,255

(1) Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Disciplined Growth Fund, NT Equity Growth Fund, NT Small Company Fund, Inflation-Adjusted Bond Fund and Investor Class for Premium Money Market Fund.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Ending value may include underlying fund investments transferred from One ChoiceSM 2015 Portfolio R6 to One Choice In Retirement Portfolio R6 as a result of a plan of reorganization. The plan of reorganization was effective at the close of the NYSE on March 27, 2015.
(4) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Asset Allocation Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	June 26, 2015

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	June 26, 2015